Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies.
Rental expenses	$ 13,200	$ 13,600	$ 12,500
Annual rental commitments under various noncancellable operating leases for its district, corporate and other operating locations
2018	9,501
2019	8,781
2020	7,402
2021	5,487
2022	3,696
Thereafter	3,697
Total	$ 38,564